Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) $ in Thousands			12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Statement of Stockholders' Equity [Abstract]
Other comprehensive income loss foregin currency translation adjustment net of tax			$ 0	$ 0
Series A and Series B preferred stock conversion to class A common stock.	0.1	0.1
Class B Common Stock Conversion to Class A Common Stock	1	1
Exchange ratio	0.8141070	0.8141070